Contract Balances	12 Months Ended
Dec. 31, 2024
Contract Balances [Abstract]
CONTRACT BALANCES

NOTE 7 — CONTRACT BALANCES

We classify our right to consideration in exchange for services transferred to a customer as either a receivable or a contract asset. A receivable is a right to consideration that is unconditional as compared to a contract asset which is a right to consideration that is conditional upon factors other than the passage of time. We recognize accounts receivable in our consolidated statement of financial position when we perform a service in advance of receiving consideration and have an unconditional right to receive consideration.

Contract assets are recognized when we have transferred services to a customer before payment is received or is due, and our right to consideration is conditional on future performance or other factors in the contract.

Contract liabilities are recognized when we receive consideration from customers in advance of us satisfying our performance obligations under the contract and are recognized as revenue either when a milestone is met, and we have an unconditional right to receive the consideration or when the performance obligation is satisfied. As of December 31, 2024 and 2023, we have recognized contract liabilities in connection with our market data subscription services and have classified it in accrued expenses and other current liabilities in the consolidated statements of financial position.

The following table presents the balances related to enforceable contracts as of December 31, 2024 and 2023:

Contract balances:	2024	2023
Accounts receivable	$265,864,685	$61,411,007
Contract assets	$–	$–
Contract liabilities	$450,360	$326,044

Accounts receivable are classified within receivables from brokers, dealers, and clearing organizations and prepaid expenses and other current assets within the consolidated statements of financial position.

The following table presents the changes in contract assets for the years ended December 31, 2024 and 2023:

	2024	2023
Contract assets as of beginning of year	$–	$187,500
Collection of prior year contract assets	–	(187,500)
Net increase in contract assets during the year	–	–
Contract assets as of end of year	$–	$–

The following table presents the changes in contract liabilities for the years ended December 31, 2024 and 2023:

	2024	2023
Contract liabilities as of beginning of year	$326,044	$264,340
Revenue recognized from prior year contract liabilities	(326,044)	(264,340)
Net increase in contract liabilities during the year	450,360	326,044
Contract liabilities as of end of year	$450,360	$326,044